Shareholder Fees - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO	Sep. 29, 2023 USD ($)
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none